LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 5  -  LEASES

(1)	On January 1, 2019, the Company adopted ASU 2016-02, using the modified retrospective approach for all lease arrangements at the beginning period of adoption.

(2)
On January 26, 2021, the Company entered into a new lease agreement, as amended (the “Amended Lease Agreement”), according to which, effective as of April 1, 2021, the Company leases a total of approximately 1,550 square meters at its facility located in Isfiya, Israel. The Amended Lease Agreement expires on December 31, 2023, and the Company has an option to extend the lease period for an additional three years. The Company has the right to terminate the Amended Lease Agreement at any time, upon at least 60 days prior written notice. Monthly rental expenses under the lease agreement are $16.1. Prior to entering into the Amended Lease Agreement, the Company leased approximately 900 square meters at the same facility under a lease agreement, originally scheduled to expire on May 31, 2022. According to ASC 842, the Amended Lease Agreement was accounted for as a lease modification and, therefore, the lease liability was remeasured as of the modification date with an adjustment recorded to the underlying right of use asset.

(3)
On December 30, 2021, the Company entered into a Sub-lease Agreement (the “Sub-lease Agreement”), with a Company supplier (the “Lessor”) according to which, the Company leases approximately 70 square meters laboratory space for the production of certain components, at the supplier’s premises in Petach Tikva, Israel. The Sub-lease Agreement entered into effect on September 21, 2022, after receipt of certain permits including a business license from Petach Tikva municipality. The Sub-lease Agreement expires on January 31, 2025, and the Company has an option to extend the lease period for an additional two years. The Company has the right to terminate the Sub-lease Agreement at any time, upon at least 90 days prior written notice.

The Lessor has the right to terminate the Sub-lease Agreement, upon at least 12 months prior written notice. The Sub Lease Agreement is part of an amended service agreement with the supplier for certain additional services. Total monthly rental expenses under the Sub-lease Agreement and the payment for other services is $26.9. Following the effectiveness of the Sub-lease Agreement, the lease is recorded under ASC 842. As the Sub-lease Agreement is part of a service agreement with the supplier, management is required to evaluate the fair market amount attributed to the lease per month and based on its estimations, the amount allocated to the lease is approximately $2.8 and the portion allocated to monthly services is $24.1.

(4)
On March 1, 2022, the Company entered into a lease agreement of certain offices in Petach Tikva Israel, according to which, the Company leases approximately 140 square meters offices, The lease agreement expires on February 28, 2024, and the Company has an option to extend the lease period for two additional periods of one year each. Total monthly rental expense under the lease agreement is approximately $1.7. The lease agreement is recorded under ASC 842.

(5)	In addition, the Company leases vehicles under various operating lease agreements.

On December 31, 2022, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $1,060 and $964, respectively.

Supplemental cash flow information related to operating leases was as follows:

Year
Ended
December
31, 2022
Cash payments for operating leases	$389

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2022, the Company’s operating leases had a weighted average remaining lease term of 3.4 years and a weighted average borrowing rate of 4.4%. Upon adoption of ASC 842, discount rates for existing operating leases were established as of January 1, 2019. Future lease payments under operating leases as of December 31, 2022 were as follows:

Operating
Leases

2023	$352
2024	282
2025 and after	410
Total future lease payments	1,044
Less imputed interest	(80)
Total lease liability balance	$964